ADDITIONAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE 1 FINANCIAL INFORMATION OF PARENT COMPANY	12 Months Ended
Dec. 31, 2011
ADDITIONAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE 1 FINANCIAL INFORMATION OF PARENT COMPANY

MELCO CROWN ENTERTAINMENT LIMITED

ADDITIONAL INFORMATION — FINANCIAL STATEMENTS SCHEDULE 1

FINANCIAL INFORMATION OF PARENT COMPANY

BALANCE SHEETS

(In thousands of U.S. dollars, except share and per share data)

	December 31,
	2011	2010
ASSETS

CURRENT ASSETS
Cash and cash equivalents	$77,805	$3,198
Amounts due from affiliated companies	1,551	1,351
Amounts due from subsidiaries	49,889	77,682
Income tax receivable	—	198
Prepaid expenses and other current assets	5,966	4,722

Total current assets	135,211	87,151

INVESTMENTS IN SUBSIDIARIES	3,415,113	2,734,880
LONG-TERM PREPAYMENT	135	641
RESTRICTED CASH	364,807	—
DEFERRED FINANCING COST	5,159	—

TOTAL	$3,920,425	$2,822,672

LIABILITIES AND SHAREHOLDERS' EQUITY

CURRENT LIABILITIES
Accrued expenses and other current liabilities	$8,317	$1,890
Income tax payable	67	—
Amounts due to affiliated companies	52	137
Amounts due to subsidiaries	181,609	181,771
Amounts due to shareholders	—	36

Total current liabilities	190,045	183,834

LONG-TERM DEBT	718,085	—
ADVANCE FROM A SUBSIDIARY	56,140	—
LOANS FROM SHAREHOLDERS	—	115,647

SHAREHOLDERS' EQUITY

Ordinary shares at US$0.01 par value per share (Authorized – 7,300,000,000 and 2,500,000,000 shares as of December 31, 2011 and 2010 and issued – 1,653,101,002 and 1,605,658,111 shares as of December 31, 2011 and 2010, respectively)	16,531	16,056
Treasury shares, at US$0.01 par value per share (10,552,328 and 8,409,186 shares as of December 31, 2011 and 2010, respectively)	(106)	(84)
Additional paid-in capital	3,223,274	3,095,730
Accumulated other comprehensive losses	(1,034)	(11,345)
Accumulated losses	(282,510)	(577,166)

Total shareholders' equity	2,956,155	2,523,191

TOTAL	$3,920,425	$2,822,672

MELCO CROWN ENTERTAINMENT LIMITED

ADDITIONAL INFORMATION — FINANCIAL STATEMENTS SCHEDULE 1

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF OPERATIONS

(In thousands of U.S. dollars, except share and per share data)

	Year Ended December 31,
	2011	2010	2009
REVENUE	$—	$—	$—

OPERATING EXPENSES
General and administrative	(19,474)	(14,985)	(21,089)
Property charges and others	(1,000)	—	—

Total operating expenses	(20,474)	(14,985)	(21,089)

OPERATING LOSS	(20,474)	(14,985)	(21,089)

NON-OPERATING INCOME (EXPENSES)
Interest income	3,683	6	96
Interest expenses, net of capitalized interest	(12,060)	(242)	(215)
Amortization of deferred financing cost	(2,260)	—	—
Foreign exchange loss, net	(293)	(41)	(115)
Other income, net	14,812	11,257	15,127
Listing expenses	(8,950)	—	—
Share of results of subsidiaries	320,809	(6,129)	(301,368)

Total non-operating income (expenses)	315,741	4,851	(286,475)

INCOME (LOSS) BEFORE INCOME TAX	295,267	(10,134)	(307,564)
INCOME TAX EXPENSE	(611)	(391)	(897)

NET INCOME (LOSS)	$294,656	$(10,525)	$(308,461)

MELCO CROWN ENTERTAINMENT LIMITED

ADDITIONAL INFORMATION — FINANCIAL STATEMENTS SCHEDULE 1

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF SHAREHOLDERS’ EQUITY AND COMPREHENSIVE INCOME (LOSS)

(In thousands of U.S. dollars, except share and per share data)

	Ordinary Shares		Treasury Shares		Additional Paid-in Capital	Accumulated Other Comprehensive Losses	Accumulated Losses	Total Shareholders' Equity	Comprehensive (Loss) Income
	Shares	Amount	Shares	Amount
BALANCE AT JANUARY 1, 2009	1,321,550,399	$13,216	(385,180)	$(4)	$2,689,257	$(35,685)	$(258,180)	$2,408,604
Net loss for the year	—	—	—	—	—	—	(308,461)	(308,461)	$(308,461)
Foreign currency translation adjustment	—	—	—	—	—	(11)	—	(11)	(11)
Change in fair value of interest rate swap agreements	—	—	—	—	—	6,662	—	6,662	6,662
Share-based compensation	—	—	—	—	11,807	—	—	11,807
Shares issued, net of offering expenses	263,155,335	2,631	—	—	380,898	—	—	383,529
Shares issued upon restricted shares vested	8,297,110	83	—	—	6,831	—	—	6,914
Shares issued for future vesting of restricted shares	2,614,706	26	(2,614,706)	(26)	—	—	—	—
Issuance of shares for restricted shares vested	—	—	2,528,319	25	(25)	—	—	—

BALANCE AT DECEMBER 31, 2009	1,595,617,550	15,956	(471,567)	(5)	3,088,768	(29,034)	(566,641)	2,509,044	$(301,810)

Net loss for the year	—	—	—	—	—	—	(10,525)	(10,525)	$(10,525)
Foreign currency translation adjustment	—	—	—	—	—	32	—	32	32
Change in fair value of interest rate swap agreements	—	—	—	—	—	17,657	—	17,657	17,657
Share-based compensation	—	—	—	—	6,045	—	—	6,045
Shares issued upon restricted shares vested	1,254,920	12	—	—	(12)	—	—	—
Shares issued for future vesting of restricted shares and exercise of share options	8,785,641	88	(8,785,641)	(88)	—	—	—	—
Issuance of shares for restricted shares vested	—	—	43,737	1	(1)	—	—	—
Exercise of share options	—	—	804,285	8	930	—	—	938

BALANCE AT DECEMBER 31, 2010	1,605,658,111	16,056	(8,409,186)	(84)	3,095,730	(11,345)	(577,166)	2,523,191	$7,164

Net income for the year	—	—	—	—	—	—	294,656	294,656	$294,656
Foreign currency translation adjustment	—	—	—	—	—	(149)	—	(149)	(149)
Change in fair value of interest rate swap agreements	—	—	—	—	—	6,111	—	6,111	6,111
Change in fair value of forward exchange rate contracts	—	—	—	—	—	39	—	39	39
Reclassification to earnings upon discontinuance of hedge accounting	—	—	—	—	—	4,310	—	4,310	4,310
Share-based compensation	—	—	—	—	8,624	—	—	8,624
Shares issued upon restricted shares vested	310,575	3	—	—	(3)	—	—	—
Shares issued for future vesting of restricted shares and exercise of share options	6,920,386	69	(6,920,386)	(69)	—	—	—	—
Issuance of shares for restricted shares vested	—	—	941,648	9	(9)	—	—	—
Exercise of share options	—	—	3,835,596	38	3,912	—	—	3,950
Issuance of shares for conversion of shareholders' loans	40,211,930	403	—	—	115,020	—	—	115,423

BALANCE AT DECEMBER 31, 2011	1,653,101,002	$16,531	(10,552,328)	$(106)	$ 3,223,274	$(1,034)	$(282,510)	$2,956,155	$304,967

MELCO CROWN ENTERTAINMENT LIMITED

ADDITIONAL INFORMATION — FINANCIAL STATEMENTS SCHEDULE 1

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF CASH FLOWS

(In thousands of U.S. dollars)

	Year Ended December 31,
	2011	2010	2009
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$294,656	$(10,525)	$(308,461)
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Share-based compensation	8,624	6,043	11,385
Amortization of deferred financing cost	2,260	—	—
Share of results of subsidiaries	(320,809)	6,129	301,368
Changes in operating assets and liabilities:
Amounts due from affiliated companies	(200)	(1,351)	—
Income tax receivable	265	—	—
Prepaid expenses and other current assets	(1,819)	8,821	(11,885)
Long-term prepayment	506	537	537
Accrued expenses and other current liabilities	5,907	(1,412)	(1,605)
Income tax payable	—	(585)	(909)
Amounts due to shareholders	(261)	14	(1,973)
Amounts due to affiliated companies	(85)	(1,483)	67
Amounts due to subsidiaries	(142)	1,435	—

Net cash (used in) provided by operating activities	(11,098)	7,623	(11,476)

CASH FLOWS FROM INVESTING ACTIVITIES
Change in restricted cash	(353,278)	—	—
Advances to subsidiaries	(330,680)	(25,777)	(1,023,370)
Repayment of advance to a subsidiary	11,126	—	—
Amounts due from subsidiaries	(1,825)	(13,006)	522,661

Net cash used in investing activities	(674,657)	(38,783)	(500,709)

CASH FLOWS FROM FINANCING ACTIVITIES
Payment of deferred financing cost	(6,899)	—	—
Proceeds from long-term debt	706,556	—	—
Advance from a subsidiary	56,140	—	—
Proceeds from exercise of share options	4,565	—	—
Proceeds from issue of share capital	—	—	383,529

Net cash provided by financing activities	760,362	—	383,529

NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	74,607	(31,160)	(128,656)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	3,198	34,358	163,014

CASH AND CASH EQUIVALENTS AT END OF YEAR	$77,805	$3,198	$34,358

MELCO CROWN ENTERTAINMENT LIMITED

ADDITIONAL INFORMATION — FINANCIAL STATEMENTS SCHEDULE 1

FINANCIAL INFORMATION OF PARENT COMPANY

NOTES TO FINANCIAL STATEMENTS SCHEDULE 1

(In thousands of U.S. dollars, except share and per share data)

1.	Schedule 1 has been provided pursuant to the requirements of Rule 12-04(a) and 4-08(e)(3) of Regulation S-X, which require condensed financial information as to financial position, changes in financial position and results and operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of the consolidated and unconsolidated subsidiaries together exceed 25 percent of consolidated net assets as of end of the most recently completed fiscal year. As of December 31, 2011 and 2010, approximately $1,896,000 and $1,553,000, respectively of the restricted net assets were not available for distribution, and as such, the condensed financial information of the Company has been presented for the years ended December 31, 2011, 2010 and 2009.

2.	Basis of presentation

The condensed financial information has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company has used equity method to account for its investments in subsidiaries.

3.	Long-term debt

The Company issued the RMB Bonds and obtained the Deposit-Linked Loan during the year ended December 31, 2011 as disclosed in Note 11 to the Group’s consolidated financial statements.

Scheduled maturities of the long-term debt of the Company as of December 31, 2011 are as follows:

Year ending December 31,
2012	$—
2013	718,085

$718,085